Off Balance Sheet Transactions	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Off Balance Sheet Transactions
49.	OFF BALANCE SHEET TRANSACTIONS
In addition to Note 4, the Bank maintains different off balance sheet transactions, pursuant to the BCRA standards. The composition of the amounts of the main off balance sheet transactions as of December 31, 2024 and 2023, is as follows:

Composition	12/31/2024	12/31/2023

Custody of government and private securities and other assets held by third parties	10,752,005,153	7,594,052,499
Preferred and other collaterals received from customers (1)	1,881,347,218	1,752,794,952
Checks already deposited and pending clearance	253,128,917	237,394,262
Outstanding checks not yet paid	181,059,707	172,261,267
Written-off credits	32,216,067	65,230,574
Securities received guarantee repurchase transactions (see Note 7)		1,479,609,206

(1)	Related to collaterals used to secure loans transactions and other financing, under the applicable rules in force on this matter.